GUINNESS ATKINSONTM FUNDS

Alternative Energy Fund (GAAEX)

ASIA FOCUS FUND (IASMX)

CHINA & HONG KONG FUND (ICHKX)

Global Energy fund (GAGEX)

GLOBAL INNOVATORS FUND

(Institutional Class: GINNX)

(Investor Class: IWIRX)

Supplement dated August 28, 2025,

to the Statement of Additional Information (“SAI”)
dated April 30, 2025

Effective August 27, 2025, Amanda Parness no longer serves as an Independent Trustee of the Funds listed above. Accordingly, all references to Ms. Parness as a current Independent Trustee are removed from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.